SHARE CAPITAL (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Issuance of shares private placement	$ 17,563	$ 6,608
Share issuance costs	3,567	444
Proceeds from exercise of warrants	6,128
Proceeds from exercise of options	$ 416	300
Issunace of convertable debt exercised		$ 445
Warrants Issued for private placement	1,995,304	1,584,100
Warrant issued for debt agreement	412,000	350,000
Options vested value	$ 814	$ 531
Restricted Share Units Outstanding	166,000	0
Stock-based compensation	$ 216	$ 109
Deferred Share Units issued	75,650	72,522
Value of deferred share units issued	$ 323	$ 97
Consulting Firms [Member]
IfrsStatementLineItems [Line Items]
Stock option granted	524,999
Executives And Directors [Member]
IfrsStatementLineItems [Line Items]
Stock option granted	160,000
Consulting Firms 1 [Member]
IfrsStatementLineItems [Line Items]
Stock option granted	200,000
Executives And Directors 1 [Member]
IfrsStatementLineItems [Line Items]
Stock option granted	233,333
Issued capital [member]
IfrsStatementLineItems [Line Items]
Issuance of shares - private placement, Shares	4,114,242	2,886,373
Issuance of shares private placement	$ 17,563	$ 6,608
Issuance of shares - warrants exercised, Shares	1,924,721
Proceeds from exercise of warrants	$ 6,269
Issuance of shares - options exercised, Shares	256,662	175,000
Proceeds from exercise of options	$ 615	$ 442
Issuance of shares - convertible debt exercised, Shares		612,578
Issuance of shares - RSU vested, Shares		133,333